WRL FREEDOM ELITE(SM)

                         SUPPLEMENT DATED JUNE 30, 1999
                                       TO
                          PROSPECTUS DATED MAY 1, 1999

THE FOLLOWING INFORMATION REPLACES THE FIRST SIX PARAGRAPHS, IN THEIR ENTIRETY, UNDER THE SECTION "THE POLICY - WHEN INSURANCE COVERAGE TAKES EFFECT" ON PAGES 21 AND 22 OF THE PROSPECTUS:

WHEN INSURANCE COVERAGE TAKES EFFECT

         Insurance coverage under the Policy will take effect only if the insured(s) is alive and in the same condition of health as described in the application when the Policy is delivered to the owner, and if the initial premium is paid.

         CONDITIONAL INSURANCE COVERAGE. If you pay the full initial premium listed in the conditional receipt attached to the application, and we deliver the conditional receipt to you, you will have conditional insurance coverage under the terms of the conditional receipt. Conditional insurance coverage is void if the check or draft you gave us to pay the initial premium is not honored when we first present it for payment.

THE AMOUNT OF CONDITIONAL        o     the specified amount applied for; or
INSURANCE COVERAGE IS THE        o     $300,000
LESSER OF:                       reduced by all amounts payable under all life
                                 insurance applications that the insured has pending with us.

CONDITIONAL LIFE INSURANCE       o     the date of your application; or
COVERAGE BEGINS ON THE           o     the date the insured completes all of the
LATER OF:                              medical tests and examinations that we
                                       require; or
                                 o     the date of issue, if any, requested in
                                       the application.

CONDITIONAL LIFE INSURANCE       o     the date we determine the insured has
COVERAGE TERMINATES                    satisfied our underwriting
AUTOMATICALLY ON THE                   requirements and the insurance applied
EARLIEST OF:                           for takes effect (the Policy date); or
                                 o     60 days from the date the application was
                                       completed; or
                                 o     the date we determine that any person
                                       proposed for insurance in the application is not insurable according to our rules, limits and standards for the plan, amount and rate class shown in the application;
                                       or
                                 o     the date we modify the plan, amount,
                                       riders and/or the premium rate class
                                       shown in the application, or any
                                       supplemental agreements; or
                                 o     the date we mail notice of the ending of
                                       coverage and we refund the first premium to the applicant at the address shown on the application.

SPECIAL LIMITATIONS              o     the conditional receipt will be VOID:
OF THE CONDITIONAL RECEIPT:      o     ->   if not signed by an authorized agent
                                            of Western Reserve; or
                                       ->   in the event the application
                                            contains any fraud or material
                                            misrepresentation; or
                                       ->   if, on the date of the conditional
                                            receipt, the proposed insured is
                                            under 15 days of age or over 80
                                            years of age.
                                 o     the conditional receipt does not provide
                                       benefits for disability and accidental
                                       death benefits.
                                 o     the conditional receipt does not provide
                                       benefits if any proposed insured commits suicide. In this case, Western Reserve's liability will be limited to return of the first premium paid with the application.